UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-8747

DIVIDEND AND INCOME FUND
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

John F. Ramírez, Esq.
Dividend and Income Fund
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-785-0900

Date of Fiscal Year End:   12/31

Date of Reporting Period:  9/30/2013

Item 1. Schedule of Investments

DIVIDEND AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
September 30, 2013
(Unaudited)

Shares		Cost	Value
	COMMON STOCKS (74.14%) (a)
	Aircraft Engines & Engine Parts (0.77%)
10,000	United Technologies Corp.	$727,426	$1,078,200

	Beverages (1.37%)
30,000	Coca-Cola Company	835,674	1,136,400
10,000	PepsiCo, Inc.	529,400	795,000
		1,365,074	1,931,400

	Biological Products (0.96%)
12,100	Amgen Inc.	783,805	1,354,474

	Cable & Other Pay Television Services (1.00%)
21,400	Time Warner Inc.	781,678	1,408,334

	Cigarettes (1.35%)
30,000	Altria Group, Inc.	634,550	1,030,500
10,000	Philip Morris International, Inc.	485,376	865,900
		1,119,926	1,896,400

	Computer & Office Equipment (0.26%)
2,000	International Business Machines Corporation	258,964	370,360

	Computer Communications Equipment (0.69%)
41,300	Cisco Systems, Inc.	783,771	967,246

	Construction, Mining & Materials Handling Machinery & Equipment (0.86%)
13,500	Dover Corp.	781,673	1,212,705

	Converted Paper & Paperboard Products (0.84%)
12,500	Kimberly-Clark Corp.	890,751	1,177,750

	Crude Petroleum & Natural Gas (0.54%)
8,160	Occidental Petroleum Corporation	527,752	763,286

	Deep Sea Foreign Transportation of Freight (0.87%)
50,000	Seaspan Corp.	347,030	1,223,500

	Dolls & Stuffed Toys (0.74%)
25,000	Mattel, Inc.	610,742	1,046,500

	Electric Services (1.85%)
11,000	Entergy Corp.	693,431	695,090
18,600	FirstEnergy Corp.	785,714	677,970
30,000	Southern Company	1,094,052	1,235,400
		2,573,197	2,608,460

	Electromedical & Electrotherapeutic Apparatus (0.76%)
20,200	Medtronic, Inc.	788,000	1,075,650

	Electronic & Other Electrical Equipment (3.76%)
20,000	Emerson Electric Company	747,590	1,294,000
111,900	General Electric Company (b)	1,949,675	2,673,291
41,400	Koninklijke Philips Electronics N.V.	783,100	1,335,150
		3,480,365	5,302,441

	Electronic & Other Services Combined (0.91%)
17,000	Exelon Corp.	715,134	503,880
19,100	PG&E Corp.	784,489	781,572
		1,499,623	1,285,452

	Fire, Marine & Casualty Insurance (1.33%)
20,000	Ace Ltd.	829,324	1,871,200

	Food & Kindred Products (1.76%)
25,000	Campbell Soup Co.	783,645	1,017,750
22,000	Kraft Foods Group, Inc.*	964,842	1,153,680
10,000	Mondelez International, Inc.	168,344	314,200
		1,916,831	2,485,630

	Grain Mill Products (0.85%)
25,000	General Mills, Inc. *	1,062,157	1,198,000

	Investment Advice (0.45%)
20,000	Invesco Ltd.	437,950	638,000

	Life Insurance (1.33%)
40,000	MetLife, Inc.	699,693	1,878,000

	Malt Beverages (0.57%)
16,000	Molson Coors Brewing Company	707,427	802,080

	Measuring & Controlling Devices, NEC (0.81%)
10,700	Rockwell Automation, Inc.	780,522	1,144,258

	Miscellaneous Fabricated Metal Products (0.78%)
10,100	Parker-Hannifin Corp.	787,011	1,098,072

	Motor Vehicle Parts & Accessories (1.47%)
25,000	Honeywell International, Inc.	889,529	2,076,000

	Motor Vehicles & Passenger Car Bodies (0.77%)
19,600	PACCAR Inc.	788,028	1,090,936

	National Commercial Banks (2.96%)
36,800	JPMorgan Chase & Co.	774,303	1,902,192
27,000	U.S. Bancorp *	880,419	987,660
30,000	Wells Fargo & Company *	1,044,225	1,239,600
		2,698,947	4,129,452

	Natural Gas Transmission (0.63%)
25,000	Kinder Morgan, Inc. *	924,542	889,250

	Natural Gas Transmission & Distribution (0.73%)
30,000	Spectra Energy Corp. *	825,096	1,026,900

	Paints, Varnishes, Lacquers, Enamels & Allied Products (1.01%)
8,501	PPG Industries, Inc. *	537,142	1,420,177

	Petroleum Refining (2.00%)
7,200	Chevron Corp.	782,448	874,800
11,000	ConocoPhillips	557,868	764,610
10,000	Exxon Mobil Corp.	738,274	860,400
5,500	Phillips 66	173,935	318,010
		2,252,525	2,817,820

	Pharmaceutical Preparations (8.08%)
30,000	Abbott Laboratories	728,258	995,700
30,000	AbbVie Inc. *	793,789	1,341,900
55,000	Bristol-Myers Squibb Company	1,241,872	2,545,400
23,100	Johnson & Johnson	1,492,730	2,002,539
40,300	Merck & Co., Inc. (b)	1,463,305	1,918,683
37,924	Pfizer Inc. *	750,477	1,088,798
21,900	Sanofi	787,206	1,108,797
11,952	Zoetis Inc. *	238,972	371,946
		7,496,609	11,373,763

	Plastic Materials, Resins & Nonvulcanelastomers (1.38%)
20,000	E.I. du Pont de Nemours and Company	751,716	1,171,200
20,000	Dow Chemical Company	580,754	768,000
		1,332,470	1,939,200

	Radio & TV Broadcasting & Communications Equipment (0.48%)
10,000	QUALCOMM, Inc.	383,189	673,600

	Radio Telephone Communications (0.50%)
20,000	Vodafone Group PLC ADR	453,234	703,600

	Railroads, Line-Haul Operating (1.45%)
34,100	CSX Corp.	785,517	877,734
15,000	Norfolk Southern Corp. *	1,042,125	1,160,250
		1,827,642	2,037,984

	Real Estate Investment Trusts (3.70%)
10,600	AvalonBay Communities, Inc. *	1,418,947	1,347,154
22,650	Mid-America Apartment Communities, Inc. *	1,420,551	1,415,625
200,000	Newcastle Investment Corp. *	681,224	1,124,000
200,000	New Residential Investment Corp. *	771,976	1,324,000
		4,292,698	5,210,779

	Refuse Systems (0.44%)
15,000	Waste Management, Inc.	532,822	618,600

	Retail - Eating Places (0.61%)
9,000	McDonald's Corp.	888,124	865,890

	Retail - Grocery Stores (0.93%)
32,300	The Kroger Co.	782,471	1,302,982

	Retail - Variety Stores (0.73%)
16,000	Target Corp.	660,150	1,023,680

	Retail - Women's Clothing Stores (2.34%)
54,000	L Brands, Inc. (b)	475,950	3,299,400

	Savings Institution, Federally Chartered (0.61%)
60,000	People's United Financial, Inc.	826,108	862,800

	Security & Commodity Brokers, Dealers, Exchanges & Services (0.45%)
15,000	NYSE Euronext *	372,671	629,700

	Semiconductors & Related Devices (4.55%)
23,000	Analog Devices, Inc.	726,743	1,082,150
120,000	Intel Corp.	2,608,156	2,750,400
35,000	Microchip Technology, Inc.	998,143	1,410,150
127,300	STMicroelectronics N.V.	786,574	1,171,160
		5,119,616	6,413,860
	Services - Business Services (1.51%)
40,000	Lender Processing Services, Inc.	733,684	1,330,800
42,900	The Western Union Company	785,465	800,514
		1,519,149	2,131,314

	Services - Engineering, Accounting, Research, Management (0.29%)
10,000	Paychex, Inc. (c)	309,491	406,400

	Services - Miscellaneous Repair Services (0.05%)
756	Aquilex Holdings LLC Units * (d)	496,372	71,359

	Services - Prepackaged Software (0.71%)
30,000	Microsoft Corp. (b)	900,672	999,300

	Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics (0.64%)
12,000	The Procter & Gamble Company	739,290	907,080

	Specialty Cleaning, Polishing and Sanitation Preparations (0.68%)
11,700	Clorox Co.	788,186	956,124

	Surety Insurance (1.09%)
100,000	Old Republic International Corp. *	1,167,370	1,540,000

	Surgical & Medical Instruments & Apparatus (3.19%)
20,000	3M Company	1,133,436	2,388,200
15,700	Baxter International Inc.	785,058	1,031,333
10,700	Becton, Dickinson and Company	782,308	1,070,214
		2,700,802	4,489,747

	Telephone Communications (2.80%)
45,000	AT&T, Inc. (b)	1,672,513	1,521,900
25,000	CenturyLink, Inc.*	1,009,687	784,500
35,000	Verizon Communications, Inc.	1,206,032	1,633,100
		3,888,232	3,939,500

	Trucking & Courier Services (No Air) (0.78%)
12,000	United Parcel Service, Inc. *	909,767	1,096,440

	Water Transportation (0.55%)
23,800	Carnival Corp.	785,476	776,832

	Wholesale - Groceries & Related Products (0.62%)
27,500	Sysco Corp. *	877,382	875,325

	Total common stocks	73,982,444	104,413,192

Principal
Amount
	CORPORATE BONDS AND NOTES (6.83%) (a)
	Cable & Other Pay Television Services (0.38%)
500,000	CCO Holdings LLC, 7.00%, 1/15/19	499,660	530,625

	Cogeneration Services & Small Power Producers (0.34%)
450,000	Covanta Holding Corp., 7.25%, 12/1/20	456,439	484,785

	Electric Services (0.73%)
650,000	Edison Mission Energy, 7.00%, 5/15/17	650,694	433,875
566,930	Elwood Energy LLC, 8.159%, 7/5/26	597,173	598,111
		1,247,867	1,031,986
	Fats & Oils (0.39%)
500,000	Darling International Inc., 8.50%, 12/15/18 (b)	515,836	555,000

	Hospital & Medical Service Plans (0.19%)
250,000	Health Net, Inc., 6.375%, 6/1/17	239,959	266,875

	Ice Cream & Frozen Desserts (0.40%)
500,000	Dean Foods Company, 9.75%, 12/15/18	504,174	568,750

	Natural Gas Transmission (1.00%)
500,000	Energy Transfer Equity LP, 7.50%, 10/15/20	511,718	537,500
500,000	Niska Gas Storage US LLC, 8.875%, 3/15/18	507,868	520,000
350,000	Southern Star Central Corp., 6.75%, 3/1/16	335,440	354,375
		1,355,026	1,411,875

	Oil & Gas Field Exploration Services (0.37%)
500,000	CGG-Veritas, 7.75%, 5/15/17	507,582	515,625

	Papers & Allied Products (0.37%)
500,000	Cascades, Inc., 7.75%, 12/15/17	493,581	525,000

	Personal Credit Institutions (0.56%)
740,000	Credit Acceptance Corp., 9.125%, 2/1/17	752,329	788,100

	Services - Equipment Rental & Leasing, NEC (0.39%)
500,000	Aircastle Ltd., 9.75%, 8/1/18	502,305	555,000

	Services - Miscellaneous Amusement & Recreation (0.59%)
750,000	Cedar Fair LP, 9.125%, 8/1/18	752,806	825,938

	Services - Prepackaged Software (0.31%)
400,000	Scientific Games International, Inc., 9.25%, 6/15/19	423,862	433,000

	Special Industry Machinery (0.38%)
500,000	Novelis, Inc., 8.375%, 12/15/17	504,245	538,125

	Wholesale - Electronic Parts & Equipment, NEC (0.22%)
300,000	Brightstar Corp., 9.50%, 12/1/16 (e)	300,000	315,000

	Wholesale - Petroleum & Petroleum Products (0.21%)
275,000	Crosstex Energy LP, 8.875%, 2/15/18	275,406	293,563

	Total corporate bonds and notes	9,331,077	9,639,247

	MASTER LIMITED PARTNERSHIPS (2.31%) (a)
	Natural Gas Transmission (2.31%)
39,000	Energy Transfer Partners, L.P. (b)	1,979,798	2,030,730
20,000	Enterprise Products Partners LP (b)	374,214	1,220,800

	Total master limited partnerships	2,354,012	3,251,530

	PREFERRED STOCK (0%)
	Financial (0%)
80,000	Solar Cayman Ltd. (a) (c) (d)	568,802	0

	MONEY MARKET FUND (0.02%)
21,846	SSgA Money Market Fund, 7 day annualized yield 0.01%	21,846	21,846

	Total investments (83.30%)	$86,258,181	117,325,815

	Other assets in excess of liabilities (16.70%)		23,519,775

	Net assets (100.00%)		$140,845,590

	Net asset value per share
	(applicable to 8,597,619 shares issued and outstanding)		$16.38

(a) All or a portion of these securities have been segregated as collateral pursuant to the bank credit facility, except for, those denoted by a * symbol. As of September 30, 2013, the value of securities pledged as collateral was $95,239,551.

(b) All or portion of these securities are on loan pursuant to the Lending Agreement in the aggregate amount of $8,023,284.
(c) Non-income producing.
(d) Illiquid and/or restricted security that has been fair valued.
(e) These securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

Notes to Schedule of Portfolio Investments (Unaudited)

Security Valuation

Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade.  Most equity securities for which the primary markets is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price.  Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded.  If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Certain of the securities in which the Fund may invest are priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities.  Bonds may be valued according to prices quoted by a bond dealer that offers pricing services.  Open end investment companies are valued at their net asset value.  Securities for which quotations are not readily available or reliable and other assets may be valued as determined in good faith by Bexil Advisers LLC, the Fund’s Investment Manager, under the direction of or pursuant to procedures established by the Fund’s Board of Trustees, called fair value pricing. Due to the inherent uncertainty of valuation, these values may differ from the value that would have been used had a readily available market for the securities existed.  These differences in valuation could be material.  A security’s valuation may differ depending on the method used for determining value.  The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices. A fair value price is an estimate and there is no assurance that such price will be at or close to the price at which a security is next quoted or next trades.

Value Measurements
Inputs to valuation methods are prioritized by a three level hierarchy as follows:

●	Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.
●
Level 2 – observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default  rates, and similar data.

●	Level 3 - unobservable inputs for the asset or liability including the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity securities (common and preferred stock) – Most publicly traded equity securities are valued normally at the most recent official closing price, last sale price, evaluated quote, or closing bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Preferred stock and other equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

Corporate bonds and notes - The fair value of corporate bonds and notes are estimated using various techniques which may consider, among other things, recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Although most corporate bonds and notes may be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is place on transaction prices, quotations, or similar observable inputs, they may be categorized in level 3.

Restricted and/or illiquid securities - Restricted and/or illiquid securities for which quotations are not readily available or reliable may be valued with fair value pricing as determined in good faith by the Investment Manager under the direction of or pursuant to procedures established by the Fund’s Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both or similar inputs. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s assets carried at fair value. Refer to the Schedule of Portfolio Investments for detailed information on specific investments.

	Level 1	Level 2	Level 3	Total

Assets
Investments at value
Common stock	$104,341,833	$-	$71,359	$104,413,192
Corporate bonds and notes	-	9,639,247	-	9,639,247
Master limited partnerships	3,251,530	-	-	3,251,530
Preferred stock	-	-	0	0
Money market fund	21,846	-	-	21,846

Total investments, at value	$107,615,209	$9,639,247	$71,359	$117,325,815

There were no securities transferred from level 1 on December 31, 2012 to level 2 on September 30, 2013. Transfers from level 1 to level 2, or from level 2 to level 1 are valued utilizing values at the beginning of the period.

The following is a reconciliation of assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Total

Balance at December 31, 2012	$204,152	$2,000	$206,152

Proceeds from sales	(66,021)	-	(66,021)
Realized loss	(620,124)	-	(620,124)
Transfers into (out of) level 3	-	-	-
Change in unrealized depreciation	553,352	(2,000)	551,352

Balance at September 30, 2013	$71,359	$0	$71,359

Net change in unrealized depreciation attributable to assets still held as level 3 at September 30, 2013	$(21,641)	$(2,000)	$(23,641)

The Investment Manager under the direction of the Fund’s Board of Trustees considers various valuation approaches for valuing securities categorized within level 3 of the fair value hierarchy. The factors used in determining the value of the Fund’s private investments may include, but are not limited to: the discounts applied to the selection of comparable investments due to the private nature of the investment; the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer or analysts; an analysis of the company’s or issuer’s financial statements; or an evaluation of the forces that influence the issuer and the market in which the security is purchased and sold. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. The pricing of all fair value holdings is subsequently reported to the Fund’s Board of Trustees.

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized with level 3 as of September 30, 2013:

	Fair Value
	September 30, 2013	Valuation Technique	Unobservable Input	Range

Common stocks
Services - Miscellaneous Repair Services	$71,359	Share of taxable income and comparable exchange offer	Discount rate for lack of marketability	75% - 90%
Preferred stock
Financial	$0	Analysis of operating results and net asset value	Discount rate for lack of marketability	100%

Cost for Federal Income Tax Purposes
As of September 30, 2013, for federal income tax purposes the aggregate cost of securities was $86,258,181 and net unrealized appreciation was $31,067,634, comprised of gross unrealized appreciation of $33,120,929 and gross unrealized depreciation of $2,053,295.

Illiquid and Restricted Securities
The Fund owns securities which have a limited trading market and/or certain restrictions on trading and, therefore, may be illiquid and/or restricted. Such securities have been valued using fair value pricing. Due to the inherent uncertainty of valuation, these values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. Illiquid and/or restricted securities owned as of September 30, 2013, were as follows:

	Acquisition
	Date	Cost	Value

Acquilex Holdings LLC Units	12/23/09	$496,372	$71,359
Solar Cayman Ltd.	3/7/07	568,802	0

Total		$1,065,174	$71,359

Percent of net assets		0.76%	0.05%

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend and Income Fund

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 12, 2013

By: /s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: November 12, 2013

EXHIBIT INDEX

(a) Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)